CTIVP® – TCW Core Plus Bond Fund
Third Quarter Report
September 30, 2025 (Unaudited)
Please remember that you may not buy (nor will you own) shares of the Fund directly. The Fund is available through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies as well as qualified pension and retirement plans. Please contact your financial advisor or insurance representative for more information.

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Portfolio of Investments
CTIVP® – TCW Core Plus Bond Fund, September 30, 2025 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Asset-Backed Securities - Non-Agency 5.6%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Aligned Data Centers Issuer LLC(a)
Series 2021-1A Class A2
08/15/2046	1.937%	7,600,000	7,418,186
Allegro CLO X Ltd.(a),(b)
Series 2019-1A Class ARR
3-month Term SOFR + 1.130% Floor 1.130% 04/20/2032	5.456%	4,307,845	4,305,161
AMMC CLO Ltd.(a),(b)
Series 2024-28 Class A1A
3-month Term SOFR + 1.550% Cap 1.550% 07/20/2037	5.876%	9,100,000	9,134,744
Avis Budget Rental Car Funding AESOP LLC(a)
Subordinated Series 2021-2A Class C
02/20/2028	2.350%	3,850,000	3,738,754
Bain Capital Credit CLO Ltd.(a),(b)
Series 2024-6A Class A1R
3-month Term SOFR + 1.900% Floor 1.090% 10/21/2034	5.416%	8,750,000	8,758,662
BlueMountain CLO XXX Ltd.(a),(b)
Series 2025-30A Class BR2
3-month Term SOFR + 1.600% Floor 1.600% 04/15/2035	5.600%	7,775,000	7,775,000
Castlelake Aircraft Structured Trust(a)
Series 2025-2A Class A
08/15/2050	5.465%	2,806,659	2,826,010
Cologix Data Centers US Issuer LLC(a)
Series 2021-1A Class A2
12/26/2051	3.300%	3,150,000	3,074,203
Subordinated Series 2021-1 Class B
12/26/2051	3.790%	2,710,000	2,643,928
Consolidated Communications LLC/Fidium Fiber Finance Holdco LLC(a)
Series 2025-1A Class A2
05/20/2055	6.000%	2,590,000	2,652,923
CyrusOne Data Centers Issuer I LLC(a)
Series 2025-1A Class A2
02/20/2050	5.910%	4,380,000	4,474,998
DailyPay Securitization Trust(a)
Series 2025-1A Class A
06/25/2028	5.630%	2,840,000	2,858,367
DataBank Issuer(a)
Series 2021-1A Class A2
02/27/2051	2.060%	4,250,000	4,198,530
Asset-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
DataBank Issuer II LLC(a)
Series 2025-1A Class A2
09/27/2055	5.180%	3,685,000	3,670,868
Dryden Senior Loan Fund(a),(b)
Series 2015-40A Class AR2
3-month Term SOFR + 1.150% Floor 1.150% 08/15/2031	5.361%	3,898,869	3,900,745
Series 2016-45A Class BRR
3-month Term SOFR + 1.650% Floor 1.650% 10/15/2030	5.968%	7,800,000	7,802,504
Flexential Issuer(a)
Series 2021-1A Class A2
11/27/2051	3.250%	3,550,000	3,446,801
Henderson Receivables LLC(a)
Series 2014-2A Class A
01/17/2073	3.610%	1,578,074	1,432,324
ICG US CLO Ltd.(a),(b)
Series 2016-1A Class A2R3
3-month Term SOFR + 1.600% Floor 1.600% 04/29/2034	4.070%	7,350,000	7,357,019
LCM 35 Ltd.(a),(b)
Series 2025-35A Class BR
3-month Term SOFR + 1.650% Floor 1.650% 10/15/2035	5.968%	7,300,000	7,300,000
Madison Park Funding XXIV Ltd.(a),(b)
Series 2024-24A Class AR2
3-month Term SOFR + 1.120% Cap 1.120% 10/20/2029	5.446%	1,230,107	1,230,129
Madison Park Funding XXXVI Ltd.(a),(b)
Series 2025-36A Class B1RR
3-month Term SOFR + 1.550% Floor 1.550% 04/15/2035	5.806%	5,000,000	4,976,245
Magnetite XXV Ltd.(a),(b)
Series 2020-25A Class A
3-month Term SOFR + 1.462% Floor 1.200% 01/25/2032	5.780%	5,285,210	5,285,172
Octagon Investment Partners 51 Ltd.(a),(b)
Series 2021-1A Class BR
3-month Term SOFR + 1.500% Floor 1.500% 07/20/2034	5.826%	7,215,000	7,221,075

CTIVP® – TCW Core Plus Bond Fund  | 2025

Portfolio of Investments  (continued)
CTIVP® – TCW Core Plus Bond Fund, September 30, 2025 (Unaudited)
Asset-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Regatta 32 Funding Ltd.(a),(b)
Series 2025-4A Class A1
3-month Term SOFR + 1.340% Floor 1.340%, Cap 1.340% 07/25/2038	5.628%	7,000,000	7,038,493
Rockford Tower CLO Ltd.(a),(b)
Series 2025-1A Class BR
3-month Term SOFR + 1.700% Floor 1.700% 07/20/2035	5.904%	7,500,000	7,514,602
SLC Student Loan Trust(b)
Series 2006-1 Class B
90-day Average SOFR + 0.472% Floor 0.210% 03/15/2055	4.839%	153,578	138,381
SLM Student Loan Trust(b)
Series 2007-7 Class A4
90-day Average SOFR + 0.592% Floor 0.330% 12/25/2025	4.932%	1,480,616	1,458,348
Series 2007-7 Class B
90-day Average SOFR + 1.012% Floor 0.750% 10/27/2070	5.352%	1,990,000	2,005,402
Series 2008-4 Class A4
90-day Average SOFR + 1.912% Floor 1.650% 07/25/2026	6.252%	425,691	426,657
Series 2008-5 Class B
90-day Average SOFR + 2.112% Floor 1.850% 07/25/2073	6.452%	5,860,000	6,030,082
Series 2008-6 Class A4
90-day Average SOFR + 1.362% Floor 1.100% 07/25/2026	5.702%	1,226,290	1,212,230
Switch ABS Issuer LLC(a)
Series 2025-1A Class A2
03/25/2055	5.036%	7,310,000	7,254,424
TIAA CLO IV Ltd.(a),(b)
Series 2018-1A Class A1AR
3-month Term SOFR + 1.140% Floor 1.140% 01/20/2032	5.466%	3,793,561	3,794,904
Voya CLO Ltd.(a),(b)
Series 2014-4A Class A1RB
3-month Term SOFR + 1.742% Floor 1.480% 07/14/2031	6.062%	5,725,000	5,730,513
Asset-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Wachovia Student Loan Trust(a),(b)
Series 2006-1 Class A6
90-day Average SOFR + 0.432% Floor 0.170% 04/25/2040	4.772%	3,323,088	3,285,867
Total Asset-Backed Securities — Non-Agency (Cost $161,746,036)			163,372,251

Commercial Mortgage-Backed Securities - Agency 0.3%

Federal National Mortgage Association
Series 2001-M2 Class Z2
06/25/2031	6.300%	6,792	6,760
Government National Mortgage Association(c),(d)
Series 2012-55 Class IO
04/16/2052	0.000%	259,897	3
Series 2021-36 Class IO
03/16/2063	1.288%	18,992,288	1,573,205
Government National Mortgage Association
Series 2021-2 Class AH
06/16/2063	1.500%	4,241,098	3,144,726
Series 2021-21 Class AH
06/16/2063	1.400%	2,881,997	2,229,410
Series 2021-31 Class B
01/16/2061	1.250%	3,131,866	2,273,824
Total Commercial Mortgage-Backed Securities - Agency (Cost $10,062,324)			9,227,928

Commercial Mortgage-Backed Securities - Non-Agency(e) 2.9%

BX Commercial Mortgage Trust(a),(b)
Series 2022-CSMO Class A
1-month Term SOFR + 2.115% Floor 2.115% 06/15/2027	6.265%	6,925,000	6,959,634
Subordinated Series 2022-CSMO Class B
1-month Term SOFR + 3.141% Floor 3.141% 06/15/2027	7.291%	4,080,000	4,120,803
BX Trust(a)
Series 2019-OC11 Class A
12/09/2041	3.202%	1,355,000	1,279,258
BX Trust(a),(b)
Series 2025-VLT7 Class B
1-month Term SOFR + 2.000% Floor 2.000% 07/15/2027	6.150%	4,200,000	4,215,708
BXHPP Trust(a),(b)
Series 2021-FILM Class A
1-month Term SOFR + 0.764% Floor 0.650% 08/15/2036	4.915%	8,878,000	8,611,660
CTIVP® – TCW Core Plus Bond Fund  | 2025

Portfolio of Investments  (continued)
CTIVP® – TCW Core Plus Bond Fund, September 30, 2025 (Unaudited)
Commercial Mortgage-Backed Securities - Non-Agency(e) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
BXSC Commercial Mortgage Trust(a),(b)
Series 2022-WSS Class D
1-month Term SOFR + 3.188% Floor 3.188% 03/15/2035	7.338%		5,000,000	5,017,187
Caister Finance DAC(a),(b)
Series 2025-1A Class C
SONIA + 2.840% 08/17/2035	6.810%	GBP	1,980,000	2,661,634
DBGS Mortgage Trust(a),(b)
Series 2021-W52 Class A
1-month Term SOFR + 1.509% Floor 1.395% 10/15/2036	5.873%		5,725,000	5,678,577
Great Wolf Trust(a),(b)
Subordinated Series 2024-WLF2 Class B
1-month Term SOFR + 2.141% 05/15/2041	6.291%		4,437,000	4,450,861
Hudson Yards Mortgage Trust(a)
Series 2019-30HY Class A
07/10/2039	3.228%		2,770,000	2,632,908
JPMorgan Chase Commercial Mortgage Securities Trust(a)
Series 2019-OSB Class A
06/05/2039	3.397%		2,720,000	2,566,794
MAD Commercial Mortgage Trust(a),(c)
Series 2025-11MD Class C
10/15/2042	5.631%		2,940,000	2,937,171
Manhattan West(a)
Series 2020-1MW Class A
09/10/2039	2.130%		3,470,000	3,306,506
MKT Mortgage Trust(a)
Series 2020-525M Class A
02/12/2040	2.694%		2,035,000	1,804,167
NRTH Mortgage Trust(a),(b)
Series 2024-PARK Class A
1-month Term SOFR + 1.641% 03/15/2041	6.004%		6,062,000	6,048,710
NYC Commercial Mortgage Trust(a)
Series 2025-1155 Class A
06/10/2042	5.833%		5,143,000	5,214,008
PFP Ltd.(a),(b)
Series 2025-12 Class B
1-month Term SOFR + 2.042% Floor 2.042% 12/18/2042	6.178%		4,820,000	4,838,631
StorageMart Commercial Mortgage Trust(a),(b)
Subordinated Series 2022-MINI Class F
1-month Term SOFR + 3.350% Floor 3.350% 01/15/2039	7.500%		5,607,000	5,466,825
Commercial Mortgage-Backed Securities - Non-Agency(e) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
UK Logistics(a),(b)
Subordinated Series 2024-2A Class C
SONIA + 2.100% Floor 2.100%, Cap 7.100% 02/17/2035	6.070%	GBP	2,299,841	3,098,811
WBHT Commercial Mortgage Trust(a),(b)
Series 2025-WBM Class A
1-month Term SOFR + 1.742% 06/15/2042	6.054%		3,410,000	3,409,999
Total Commercial Mortgage-Backed Securities - Non-Agency (Cost $84,655,070)				84,319,852

Convertible Bonds(e) 0.1%

Food and Beverage 0.0%
Davide Campari-Milano NV(a)
01/17/2029	2.375%	EUR	1,200,000	1,359,824
Technology 0.1%
Worldline SA(a),(f)
07/30/2026	0.000%	EUR	2,094,960	2,345,217
Total Convertible Bonds (Cost $3,393,075)				3,705,041

Corporate Bonds & Notes(e) 15.7%

Aerospace & Defense 0.1%
General Electric Co.(b)
3-month Term SOFR + 0.642% 05/05/2026	4.963%		1,886,000	1,888,516
Lockheed Martin Corp.
08/15/2034	4.800%		210,000	212,275
Total				2,100,791
Airlines 0.3%
Delta Air Lines Pass-Through Trust
06/10/2028	2.000%		6,309,273	6,055,540
United Airlines Pass-Through Trust
Series 2023-1 Class A
01/15/2036	5.800%		3,923,143	4,043,791
Total				10,099,331
Apartment REIT 0.1%
American Homes 4 Rent LP
07/15/2031	2.375%		1,905,000	1,687,976
Automotive 0.2%
Volkswagen Financial Services AG(a)
11/19/2031	3.875%	EUR	3,700,000	4,401,080

CTIVP® – TCW Core Plus Bond Fund  | 2025

Portfolio of Investments  (continued)
CTIVP® – TCW Core Plus Bond Fund, September 30, 2025 (Unaudited)
Corporate Bonds & Notes(e) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Volkswagen Group of America Finance LLC(a)
03/25/2032	5.650%		280,000	289,007
03/27/2035	5.800%		355,000	364,004
Volkswagen International Finance NV(a),(g),(h)
	7.875%	EUR	1,200,000	1,625,998
Total				6,680,089
Banking 3.4%
American Express Co.(h)
07/20/2033	4.918%		2,305,000	2,344,320
Bank of America Corp.(h)
07/22/2027	1.734%		11,220,000	10,996,660
04/24/2028	3.705%		4,972,000	4,938,977
06/14/2029	2.087%		1,880,000	1,780,540
04/29/2031	2.592%		3,395,000	3,146,233
10/20/2032	2.572%		4,020,000	3,604,086
Bank of America Corp.(b)
Subordinated
3-month Term SOFR + 0.912% 12/01/2026	5.083%		1,000,000	1,001,950
Citibank NA
05/29/2030	4.914%		2,970,000	3,050,119
Citigroup, Inc.(h)
05/01/2032	2.561%		2,485,000	2,239,754
06/11/2035	5.449%		1,360,000	1,409,927
03/27/2036	5.333%		240,000	245,466
Goldman Sachs Group, Inc. (The)(h)
03/09/2027	1.431%		12,950,000	12,782,813
09/10/2027	1.542%		1,092,000	1,064,981
10/21/2027	1.948%		5,200,000	5,078,428
10/23/2035	5.016%		1,655,000	1,666,217
01/28/2036	5.536%		520,000	543,229
JPMorgan Chase & Co.(h)
04/22/2027	1.578%		4,495,000	4,429,327
02/24/2028	2.947%		2,290,000	2,253,664
10/15/2030	2.739%		2,320,000	2,191,095
01/25/2033	2.963%		8,615,000	7,876,130
01/24/2036	5.502%		545,000	570,307
Morgan Stanley(h)
05/04/2027	1.593%		4,445,000	4,374,849
04/28/2032	1.928%		2,805,000	2,447,445
07/21/2032	2.239%		865,000	763,765
10/20/2032	2.511%		845,000	753,333
01/21/2033	2.943%		420,000	382,111
01/18/2036	5.587%		1,760,000	1,842,885
Morgan Stanley Private Bank NA(h)
07/06/2028	4.466%		175,000	176,002
PNC Financial Services Group, Inc. (The)(h)
10/28/2033	6.037%		340,000	366,597
10/20/2034	6.875%		425,000	481,536
Corporate Bonds & Notes(e) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Santander UK Group Holdings PLC(h)
06/14/2027	1.673%		325,000	318,948
01/11/2028	2.469%		1,035,000	1,011,073
Wells Fargo & Co.(h)
06/02/2028	2.393%		5,278,000	5,130,587
01/24/2031	5.244%		5,545,000	5,736,598
07/25/2033	4.897%		2,850,000	2,895,087
12/03/2035	5.211%		780,000	797,017
Total				100,692,056
Brokerage/Asset Managers/Exchanges 0.1%
Blackrock, Inc.
07/18/2035	3.750%	EUR	2,675,000	3,216,066
Cable and Satellite 0.5%
Charter Communications Operating LLC
06/01/2034	6.550%		1,271,000	1,354,367
Charter Communications Operating LLC/Capital
12/01/2035	5.850%		1,700,000	1,716,657
04/01/2048	5.750%		1,418,000	1,282,954
07/01/2049	5.125%		1,335,000	1,103,905
03/01/2050	4.800%		1,165,000	921,120
06/01/2052	3.900%		27,000	18,267
CSC Holdings LLC(a)
01/31/2029	11.750%		2,670,000	2,252,910
02/01/2029	6.500%		3,032,000	2,239,668
01/15/2030	5.750%		1,500,000	571,287
11/15/2031	4.500%		400,000	260,567
Time Warner Cable LLC
11/15/2040	5.875%		350,000	334,675
VZ Secured Financing BV(a)
01/15/2032	5.000%		3,250,000	2,940,813
Total				14,997,190
Chemicals 0.2%
Dyno Nobel Ltd.
11/08/2032	5.400%	AUD	1,100,000	730,655
International Flavors & Fragrances, Inc.(a)
10/15/2027	1.832%		460,000	437,672
11/01/2030	2.300%		3,915,000	3,502,775
11/15/2040	3.268%		370,000	281,941
Total				4,953,043
Construction Machinery 0.0%
Oregon Tool Lux LP(a)
10/15/2029	7.875%		413,573	215,058
Consumer Cyclical Services 0.2%
Uber Technologies, Inc.
09/15/2034	4.800%		4,360,000	4,365,672
CTIVP® – TCW Core Plus Bond Fund  | 2025

Portfolio of Investments  (continued)
CTIVP® – TCW Core Plus Bond Fund, September 30, 2025 (Unaudited)
Corporate Bonds & Notes(e) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
VT Topco, Inc.(a)
08/15/2030	8.500%		285,000	291,095
Total				4,656,767
Consumer Products 0.0%
Galderma Finance Europe BV(a)
03/20/2030	3.500%	EUR	730,000	868,563
MajorDrive Holdings IV LLC(a)
06/01/2029	6.375%		110,000	90,192
Spectrum Brands, Inc.(a)
03/15/2031	3.875%		412,000	330,082
Total				1,288,837
Electric 2.2%
AEP Transmission Co. LLC
04/01/2050	3.650%		305,000	230,210
Alabama Power Co.
04/02/2035	5.100%		2,925,000	2,988,822
Alliant Energy Corp.(h)
04/01/2056	5.750%		2,350,000	2,353,233
American Electric Power Co, Inc.(h)
03/15/2056	5.800%		4,390,000	4,376,059
Amprion GmbH(a)
09/23/2033	0.625%	EUR	1,000,000	944,247
Appalachian Power Co.
05/15/2033	5.950%		3,225,000	3,387,775
04/01/2034	5.650%		4,030,000	4,207,391
CenterPoint Energy, Inc.(h),(i)
04/01/2056	5.950%		2,200,000	2,200,000
Dominion Energy, Inc.(h)
02/15/2056	6.200%		3,150,000	3,173,949
Duke Energy Carolinas LLC
12/15/2041	4.250%		900,000	794,864
Duke Energy Florida LLC
11/15/2033	5.875%		385,000	415,656
Duke Energy Progress LLC
04/01/2052	4.000%		500,000	395,087
E.ON SE(a)
04/16/2033	3.500%	EUR	1,605,000	1,904,573
Enel Finance International NV(a)
02/20/2043	4.500%	EUR	735,000	875,091
Eurogrid GmbH(a)
09/05/2031	3.279%	EUR	200,000	235,903
04/21/2033	0.741%	EUR	1,400,000	1,341,540
Eversource Energy
07/01/2027	4.600%		3,135,000	3,154,227
02/01/2029	5.950%		2,760,000	2,890,184
Corporate Bonds & Notes(e) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
FirstEnergy Transmission LLC(a)
04/01/2049	4.550%		1,000,000	856,929
Florida Power & Light Co.
03/01/2049	3.990%		1,500,000	1,213,245
Interstate Power and Light Co.
10/15/2033	5.700%		2,750,000	2,882,774
London Power Networks PLC(a)
06/11/2037	3.837%	EUR	780,000	914,637
Northern States Power Co.
05/15/2035	5.050%		1,060,000	1,081,379
08/15/2045	4.000%		2,250,000	1,860,497
Oncor Electric Delivery Co. LLC(a)
04/01/2035	5.350%		3,025,000	3,129,942
PECO Energy Co.
05/15/2052	4.600%		2,690,000	2,379,719
Pennsylvania Electric Co.(a)
03/15/2028	3.250%		6,950,000	6,784,389
Progress Energy, Inc.
10/30/2031	7.000%		2,894,000	3,257,110
Public Service Co.
01/15/2036	5.450%		3,670,000	3,749,397
Scottish Hydro Electric Transmission PLC(a)
09/04/2032	3.375%	EUR	520,000	611,100
Total				64,589,929
Finance Companies 0.4%
AerCap Ireland Capital DAC/Global Aviation Trust
10/01/2025	4.450%		3,070,000	3,069,971
10/29/2028	3.000%		6,350,000	6,120,885
Avolon Holdings Funding Ltd.(a)
02/15/2027	3.250%		2,035,000	2,001,679
11/18/2027	2.528%		1,492,000	1,434,852
Total				12,627,387
Food and Beverage 0.5%
Anheuser-Busch InBev SA(a)
03/22/2044	3.950%	EUR	2,015,000	2,291,856
JBS USA Holding Lux Sarl/Food Co./Sarl
03/15/2034	6.750%		1,471,000	1,626,307
JBS USA Lux SA/Food Co./Finance, Inc.
12/01/2052	6.500%		2,076,000	2,188,172
Pilgrim’s Pride Corp.
03/01/2032	3.500%		2,634,000	2,412,055
05/15/2034	6.875%		3,850,000	4,248,396
Smithfield Foods, Inc.(a)
09/13/2031	2.625%		1,500,000	1,318,397
Total				14,085,183

CTIVP® – TCW Core Plus Bond Fund  | 2025

Portfolio of Investments  (continued)
CTIVP® – TCW Core Plus Bond Fund, September 30, 2025 (Unaudited)
Corporate Bonds & Notes(e) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Gaming 0.3%
FDJ United(a)
11/21/2033	3.375%	EUR	1,300,000	1,500,542
GLP Capital LP/Financing II, Inc.
06/01/2028	5.750%		870,000	893,850
01/15/2031	4.000%		3,030,000	2,896,525
Great Canadian Gaming Corp./Raptor LLC(a)
11/15/2029	8.750%		145,000	143,347
Las Vegas Sands Corp.
06/15/2028	5.625%		2,865,000	2,929,185
VICI Properties LP/Note Co., Inc.(a)
02/15/2029	3.875%		515,000	502,940
08/15/2030	4.125%		105,000	101,520
Voyager Parent LLC(a)
07/01/2032	9.250%		627,000	663,054
Total				9,630,963
Health Care 1.1%
Cigna Group (The)
01/15/2036	5.250%		4,350,000	4,405,190
CommonSpirit Health
10/01/2025	1.547%		5,000,000	4,999,488
CVS Health Corp.
02/21/2033	5.250%		374,000	382,299
06/01/2034	5.700%		140,000	146,033
07/20/2035	4.875%		775,000	754,917
03/25/2038	4.780%		670,000	628,199
07/20/2045	5.125%		1,165,000	1,056,994
03/25/2048	5.050%		2,630,000	2,341,465
CVS Health Corp.(h)
03/10/2055	7.000%		1,855,000	1,951,930
Fresenius Medical Care US Finance III, Inc.(a)
12/01/2026	1.875%		3,755,000	3,638,593
HCA, Inc.
06/15/2026	5.250%		2,580,000	2,584,381
09/01/2030	3.500%		766,000	731,609
IQVIA, Inc.
02/01/2029	6.250%		5,800,000	6,107,735
ModivCare, Inc.(a),(j),(k)
10/01/2029	5.000%		2,905,350	58,107
Molnlycke Holding AB(a)
06/11/2034	4.250%	EUR	285,000	345,184
Sartorius Finance BV(a)
09/14/2032	4.500%	EUR	300,000	370,566
Universal Health Services, Inc.
09/01/2026	1.650%		1,890,000	1,845,576
Total				32,348,266
Corporate Bonds & Notes(e) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Healthcare Insurance 0.7%
Elevance Health, Inc.
06/15/2034	5.375%	1,555,000	1,603,176
02/15/2035	5.200%	1,385,000	1,411,245
01/15/2036	5.000%	2,815,000	2,795,126
Humana, Inc.
04/01/2030	4.875%	1,333,000	1,349,724
05/01/2035	5.550%	3,055,000	3,112,231
UnitedHealth Group, Inc.
07/15/2034	5.150%	4,830,000	4,953,072
12/15/2048	4.450%	1,245,000	1,057,596
07/15/2054	5.625%	2,900,000	2,884,233
Total			19,166,403
Healthcare REIT 0.2%
Healthcare Realty Holdings LP
01/15/2028	3.625%	2,898,000	2,848,997
Healthcare Trust of America Holdings LP
08/01/2026	3.500%	2,367,000	2,349,750
Physicians Realty LP
11/01/2031	2.625%	1,475,000	1,315,159
Total			6,513,906
Life Insurance 0.2%
Athene Global Funding(a)
06/29/2026	1.608%	1,330,000	1,305,185
03/08/2027	3.205%	1,550,000	1,521,496
01/07/2029	2.717%	1,770,000	1,675,528
Total			4,502,209
Media and Entertainment 0.1%
Getty Images, Inc.(a)
02/21/2030	11.250%	115,161	109,927
Scripps Escrow II, Inc.(a)
01/15/2029	3.875%	325,000	287,090
Take-Two Interactive Software, Inc.
04/14/2032	4.000%	3,355,000	3,225,915
WarnerMedia Holdings, Inc.
03/15/2042	5.050%	532,000	424,434
03/15/2052	5.141%	341,000	254,025
Total			4,301,391
Midstream 0.5%
AmeriGas Partners LP/Finance Corp.(a)
06/01/2028	9.375%	843,000	866,832
06/01/2030	9.500%	606,000	634,632
Energy Transfer Partners LP
03/15/2045	5.150%	2,458,000	2,208,632
CTIVP® – TCW Core Plus Bond Fund  | 2025

Portfolio of Investments  (continued)
CTIVP® – TCW Core Plus Bond Fund, September 30, 2025 (Unaudited)
Corporate Bonds & Notes(e) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Ferrellgas LP/Finance Corp.(a)
04/01/2026	5.375%		2,030,000	2,009,889
04/01/2029	5.875%		2,429,000	2,259,937
Galaxy Pipeline Assets Bidco Ltd.(a)
03/31/2034	2.160%		314,026	285,409
Sunoco LP(a),(g),(h)
	7.875%		2,040,000	2,076,344
TMS Issuer Sarl(a)
08/23/2032	5.780%		1,375,000	1,440,237
Venture Global LNG, Inc.(a),(g),(h)
	9.000%		842,000	833,641
Venture Global LNG, Inc.(a)
06/01/2028	8.125%		274,000	283,710
01/15/2030	7.000%		188,000	194,576
02/01/2032	9.875%		582,000	633,728
Venture Global Plaquemines LNG LLC(a)
01/15/2036	6.750%		719,000	764,436
Total				14,492,003
Natural Gas 0.4%
East Ohio Gas Co. (The)(a)
06/15/2030	2.000%		2,015,000	1,813,324
KeySpan Gas East Corp.(a)
03/06/2033	5.994%		6,000,000	6,355,627
National Gas Transmission PLC(a)
04/05/2030	4.250%	EUR	2,405,000	2,957,720
Piedmont Natural Gas Co., Inc.
02/15/2035	5.100%		1,380,000	1,404,431
Total				12,531,102
Office REIT 0.1%
Hudson Pacific Properties LP
11/01/2027	3.950%		2,477,000	2,385,571
02/15/2028	5.950%		55,000	54,245
04/01/2029	4.650%		3,000	2,796
01/15/2030	3.250%		944,000	811,132
Total				3,253,744
Other Financial Institutions 0.2%
Icahn Enterprises LP/Finance Corp.
01/15/2029	9.750%		1,040,000	1,045,249
06/15/2030	9.000%		1,413,000	1,361,704
Vonovia SE(a)
09/01/2032	0.750%	EUR	2,100,000	2,048,768
Total				4,455,721
Other Industry 0.0%
Grand Canyon University
10/01/2028	5.125%		455,000	447,417
Corporate Bonds & Notes(e) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Other REIT 0.3%
American Assets Trust LP
02/01/2031	3.375%		3,650,000	3,314,828
Digital Dutch Finco BV(a)
01/15/2032	1.000%	EUR	800,000	807,127
03/15/2035	3.875%	EUR	300,000	349,581
Extra Space Storage LP
10/15/2031	2.400%		723,000	637,097
Lexington Realty Trust
10/01/2031	2.375%		1,895,000	1,643,521
Prologis Euro Finance LLC
05/23/2033	4.625%	EUR	545,000	690,883
Rexford Industrial Realty LP
09/01/2031	2.150%		415,000	361,110
WP Carey, Inc.
07/23/2032	4.250%	EUR	400,000	486,218
Total				8,290,365
Other Utility 0.2%
Holding d’Infrastructures des Metiers de l’Environnement(a)
10/24/2029	4.875%	EUR	805,000	980,584
Suez SACA(a)
05/24/2034	2.875%	EUR	2,100,000	2,306,696
United Utilities Water Finance PLC(a)
05/23/2034	3.750%	EUR	1,325,000	1,559,250
Yorkshire Water Finance PLC(a)
11/18/2034	6.375%	GBP	1,725,000	2,365,801
Total				7,212,331
Packaging 0.4%
Amcor Flexibles North America, Inc.
03/17/2030	5.100%		4,450,000	4,553,714
Ardagh Packaging Finance PLC/Holdings USA, Inc.(a)
08/15/2026	4.125%		445,000	428,826
08/15/2027	5.250%		3,500,000	1,310,242
Berry Global Escrow Corp.(a)
07/15/2026	4.875%		271,000	270,985
Berry Global, Inc.
01/15/2026	1.570%		2,981,000	2,955,299
01/15/2027	1.650%		2,883,000	2,792,731
Total				12,311,797
Pharmaceuticals 0.7%
1261229 BC Ltd.(a)
04/15/2032	10.000%		730,000	749,674
Amgen, Inc.
03/01/2053	4.875%		2,880,000	2,570,632

CTIVP® – TCW Core Plus Bond Fund  | 2025

Portfolio of Investments  (continued)
CTIVP® – TCW Core Plus Bond Fund, September 30, 2025 (Unaudited)
Corporate Bonds & Notes(e) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Bayer US Finance II LLC(a)
12/15/2028	4.375%		2,579,000	2,569,024
06/25/2038	4.625%		7,482,000	6,775,718
06/25/2048	4.875%		1,062,000	895,669
Grifols SA(a)
05/01/2030	7.500%	EUR	2,409,000	2,980,450
Johnson & Johnson
02/26/2045	3.600%	EUR	510,000	577,297
Teva Pharmaceutical Finance Netherlands II BV
06/01/2031	4.125%	EUR	1,613,000	1,914,781
Total				19,033,245
Property & Casualty 0.3%
Berkshire Hathaway Finance Corp.
10/15/2050	2.850%		1,000,000	656,285
Farmers Exchange Capital(a)
Subordinated
07/15/2028	7.050%		3,225,000	3,399,074
Farmers Exchange Capital II(a),(h)
Subordinated
11/01/2053	6.151%		3,810,000	3,746,649
Total				7,802,008
Railroads 0.0%
Pacific National Finance Pty Ltd.
09/24/2029	3.700%	AUD	810,000	497,544
Restaurants 0.2%
BCPE Flavor Debt Merger Sub LLC/Issuer, Inc.(a)
07/01/2032	9.500%		440,000	460,420
McDonald’s Corp.(a)
03/07/2035	4.250%	EUR	520,000	642,066
McDonald’s Corp.
12/09/2035	4.700%		3,900,000	3,874,123
Papa John’s International, Inc.(a)
09/15/2029	3.875%		65,000	62,406
Total				5,039,015
Retail REIT 0.0%
Realty Income Corp.
07/06/2030	4.875%	EUR	900,000	1,133,521
Retailers 0.1%
Magic MergeCo, Inc.(a)
05/01/2028	5.250%		2,670,000	2,458,406
05/01/2029	7.875%		710,000	594,774
Total				3,053,180
Corporate Bonds & Notes(e) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Technology 0.7%
Alphabet, Inc.
05/06/2045	3.875%	EUR	270,000	313,034
Equinix Europe 2 Financing Corp. LLC
11/22/2034	3.625%	EUR	1,790,000	2,061,324
Foundry JV Holdco LLC(a)
01/25/2031	5.500%		570,000	591,802
Helios Software Holdings, Inc./ION Corporate Solutions Finance Sarl(a)
05/01/2029	8.750%		464,000	480,770
Intel Corp.
12/08/2047	3.734%		1,967,000	1,446,200
11/15/2049	3.250%		2,165,000	1,439,831
08/12/2051	3.050%		1,558,000	987,611
02/10/2053	5.700%		600,000	580,209
Open Text Corp.(a)
12/01/2027	6.900%		650,000	676,459
Oracle Corp.
08/03/2028	4.800%		2,240,000	2,277,887
09/26/2032	4.800%		7,000,000	7,010,342
02/06/2053	5.550%		745,000	703,137
Xerox Corp.(a)
10/15/2030	10.250%		735,000	746,917
Total				19,315,523
Tobacco 0.1%
Imperial Brands Finance PLC(a)
07/26/2026	3.500%		238,000	236,241
Japan Tobacco, Inc.(a)
06/15/2030	5.250%		660,000	683,980
Philip Morris International, Inc.
06/06/2029	2.750%	EUR	570,000	666,034
Total				1,586,255
Transportation Services 0.1%
Gatwick Funding Ltd.(a)
10/16/2033	3.625%	EUR	270,000	316,629
Heathrow Funding Ltd.(a)
10/08/2030	1.125%	EUR	2,015,000	2,142,604
01/16/2036	3.875%	EUR	690,000	803,462
Total				3,262,695
Wireless 0.6%
American Tower Corp.
04/15/2031	2.700%		8,468,000	7,728,276
Crown Castle International Corp.
07/15/2031	2.500%		1,194,000	1,063,325
Global Switch Finance BV(a)
10/07/2030	1.375%	EUR	1,210,000	1,342,402
CTIVP® – TCW Core Plus Bond Fund  | 2025

Portfolio of Investments  (continued)
CTIVP® – TCW Core Plus Bond Fund, September 30, 2025 (Unaudited)
Corporate Bonds & Notes(e) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Sprint Spectrum Co. I/II/III LLC(a)
03/20/2028	5.152%		2,440,000	2,456,496
T-Mobile US, Inc.
02/15/2026	2.250%		1,970,000	1,954,503
04/15/2027	3.750%		2,625,000	2,609,553
Total				17,154,555
Wirelines 0.0%
Altice Financing SA(a)
07/15/2027	9.625%		205,000	184,813
01/15/2028	5.000%		225,000	175,828
08/15/2029	5.750%		640,000	480,824
Cogent Communications Group, Inc.(a)
06/15/2027	7.000%		290,000	289,822
Total				1,131,287
Total Corporate Bonds & Notes (Cost $460,230,909)				460,356,149

Foreign Government Obligations(e),(l) 1.3%

Australia 0.6%
New South Wales Treasury Corp.(a)
02/20/2037	4.750%	AUD	7,490,000	4,806,312
02/24/2038	5.250%	AUD	4,025,000	2,671,990
Queensland Treasury Corp.(a)
07/21/2037	5.000%	AUD	7,490,000	4,861,929
08/13/2038	5.250%	AUD	3,180,000	2,087,322
Treasury Corp. of Victoria
11/20/2037	2.000%	AUD	3,750,000	1,753,179
Total				16,180,732
Brazil 0.0%
Brazilian Government International Bond
03/15/2034	6.125%		925,000	945,051
Chile 0.0%
Corporación Nacional del Cobre de Chile(a)
02/02/2033	5.125%		720,000	719,985
Colombia 0.0%
Ecopetrol SA
01/13/2033	8.875%		280,000	303,443
France 0.1%
Electricite de France SA(a)
06/17/2044	4.750%	EUR	1,200,000	1,413,925
RTE Reseau de Transport d’Electricite SADIR(a)
04/30/2044	3.750%	EUR	500,000	552,275
Total				1,966,200
Foreign Government Obligations(e),(l) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Guatemala 0.0%
Guatemala Government Bond(a)
10/07/2033	3.700%		315,000	280,556
08/15/2036	6.250%		480,000	495,950
Total				776,506
Hungary 0.1%
Hungary Government International Bond(a)
09/22/2031	2.125%		881,000	756,205
MVM Energetika Zrt(a)
03/13/2031	6.500%		469,000	496,683
Total				1,252,888
Indonesia 0.1%
Indonesia Government International Bond
01/11/2033	4.850%		500,000	504,363
09/10/2034	4.750%		701,000	699,314
PT Pertamina Persero(a)
08/25/2030	3.100%		1,443,000	1,348,766
Total				2,552,443
Israel 0.1%
Israel Government International Bond
02/19/2030	5.375%		2,000,000	2,060,677
Kazakhstan 0.0%
KazMunayGas National Co. JSC(a)
04/24/2030	5.375%		534,000	548,636
KazTransGas JSC(a)
09/26/2027	4.375%		400,000	396,894
Total				945,530
Mexico 0.1%
Mexico Government International Bond
05/24/2031	2.659%		990,000	882,889
05/19/2033	4.875%		906,000	877,736
02/12/2034	3.500%		200,000	173,800
02/09/2035	6.350%		720,000	760,776
09/22/2035	5.625%		822,000	818,613
Petroleos Mexicanos
09/21/2047	6.750%		296,000	245,954
Total				3,759,768
Netherlands 0.0%
TenneT Holding BV(a)
10/28/2042	4.750%	EUR	865,000	1,121,434
Oman 0.0%
Oman Government International Bond(a)
01/17/2028	5.625%		700,000	716,755

CTIVP® – TCW Core Plus Bond Fund  | 2025

Portfolio of Investments  (continued)
CTIVP® – TCW Core Plus Bond Fund, September 30, 2025 (Unaudited)
Foreign Government Obligations(e),(l) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Panama 0.0%
Panama Government International Bond
09/29/2032	2.252%	895,000	726,773
02/14/2035	6.400%	200,000	207,301
Total			934,074
Philippines 0.0%
Philippine Government International Bond
05/05/2030	2.457%	770,000	715,755
Romania 0.1%
Romanian Government International Bond(a)
03/27/2032	3.625%	1,140,000	1,013,449
03/24/2035	5.750%	200,000	192,574
Total			1,206,023
South Africa 0.1%
Republic of South Africa Government International Bond
09/30/2029	4.850%	865,000	854,828
06/22/2030	5.875%	570,000	582,716
Total			1,437,544
Total Foreign Government Obligations (Cost $37,436,199)			37,594,808

Municipal Bonds 0.6%
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Airport 0.0%
County of Miami-Dade Aviation
Refunding Revenue Bonds
Taxable
Series 2019B
10/01/2034	3.555%	930,000	861,827
Hospital 0.1%
Regents of the University of California Medical Center
Revenue Bonds
Taxable
Series 2020N
05/15/2060	3.256%	4,385,000	2,814,370
Local General Obligation 0.1%
Lamar Consolidated Independent School District
Unlimited General Obligation Bonds
Series 2023A
02/15/2058	5.000%	480,000	492,730
Medina Valley Independent School District
Unlimited General Obligation Bonds
Series 2025
02/15/2050	4.750%	550,000	557,101
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Northwest Independent School District
Unlimited General Obligation Bonds
Series 2025
02/15/2055	5.000%	1,520,000	1,579,718
Total			2,629,549
Special Non Property Tax 0.4%
New York City Transitional Finance Authority
Refunding Revenue Bonds
Future Tax Secured
Subordinated Series 2020B-3
08/01/2035	2.000%	2,000,000	1,578,997
Revenue Bonds
Subordinated Series 2022F-1
02/01/2051	5.000%	1,285,000	1,318,102
Subordinated Series 2025
05/01/2050	5.000%	1,655,000	1,721,479
Subordinated Series 2025E
11/01/2053	5.000%	1,260,000	1,305,274
New York State Dormitory Authority
Refunding Revenue Bonds
Bid Group 4
Series 2025A
03/15/2053	5.000%	2,000,000	2,069,595
New York State Thruway Authority
Revenue Bonds
Climate Bond Certified
Series 2022
03/15/2053	5.000%	2,715,000	2,782,684
Series 2025
03/15/2056	5.000%	665,000	688,553
Series 2025
03/15/2059	5.000%	715,000	738,589
Total			12,203,273
Total Municipal Bonds (Cost $20,038,227)			18,509,019

Residential Mortgage-Backed Securities - Agency 35.0%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Federal Home Loan Mortgage Corp.
09/01/2032- 09/01/2052	3.500%	40,487,711	37,727,351
07/01/2035- 06/01/2053	5.000%	13,252,262	13,229,428
04/01/2036- 05/01/2039	6.000%	65,445	68,475
06/01/2038- 11/01/2053	5.500%	9,424,225	9,526,321
03/01/2039- 12/01/2052	4.500%	29,462,097	28,800,543
CTIVP® – TCW Core Plus Bond Fund  | 2025

Portfolio of Investments  (continued)
CTIVP® – TCW Core Plus Bond Fund, September 30, 2025 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
07/01/2043- 06/01/2052	3.000%	64,877,134	57,754,908
08/01/2044- 10/01/2052	4.000%	44,525,689	42,171,520
03/01/2052- 05/01/2052	2.000%	46,473,094	37,582,548
04/01/2052	2.500%	9,989,800	8,457,656
CMO Series 360 Class 250
11/15/2047	2.500%	1,110,957	988,944
Federal Home Loan Mortgage Corp.(m)
10/01/2052- 10/01/2053	4.500%	27,770,716	27,061,649
Federal Home Loan Mortgage Corp.(b),(d)
CMO Series 2980 Class SL
-1.0 x 30-day Average SOFR + 6.586% Cap 6.700% 11/15/2034	2.213%	141,188	13,770
Federal Home Loan Mortgage Corp.(d)
CMO Series 4093 Class IA
03/15/2042	4.000%	2,157,500	361,207
Federal Home Loan Mortgage Corp. REMICS
CMO Series 4765 Class PZ
01/15/2048	3.000%	3,388,773	2,688,868
Federal National Mortgage Association
05/01/2033- 11/01/2053	5.000%	29,337,710	29,214,809
08/01/2033- 12/01/2052	3.500%	15,547,027	14,479,068
10/01/2033- 08/01/2052	3.000%	32,406,736	28,751,588
11/01/2038- 11/01/2040	6.000%	1,064,335	1,121,085
10/01/2040- 10/01/2052	2.000%	138,630,562	113,116,684
08/01/2043- 02/01/2053	4.000%	26,763,187	25,541,635
02/01/2046- 10/01/2054	4.500%	50,624,060	49,352,146
12/01/2051- 04/01/2052	2.500%	118,784,159	100,751,944
08/01/2053- 09/01/2053	5.500%	27,054,826	27,352,971
CMO Series 2013-13 Class PH
04/25/2042	2.500%	1,318,138	1,273,432
CMO Series 2018-54 Class KA
01/25/2047	3.500%	375,077	372,176
CMO Series 2018-86 Class JA
05/25/2047	4.000%	263,411	261,573
CMO Series 2018-94D Class KD
12/25/2048	3.500%	484,226	440,098
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2019-1 Class KP
02/25/2049	3.250%	1,039,761	950,032
Federal National Mortgage Association(b),(d)
CMO Series 2006-8 Class HL
-1.0 x 30-day Average SOFR + 6.586% Cap 6.700% 03/25/2036	2.230%	344,587	38,310
CMO Series 2013-81 Class NS
-1.0 x 30-day Average SOFR + 6.086% Cap 6.200% 10/25/2042	1.730%	40,979	672
Federal National Mortgage Association(d)
CMO Series 2013-45 Class IK
02/25/2043	3.000%	96,590	8,706
Freddie Mac REMICS(b)
CMO Series 5473K Class BF
30-day Average SOFR + 1.300% Floor 1.300%, Cap 6.500% 11/25/2054	5.656%	1,394,870	1,401,582
Government National Mortgage Association
04/15/2035- 10/20/2047	5.000%	2,047,026	2,084,158
10/15/2039- 11/20/2054	4.500%	32,287,864	31,417,800
07/15/2040- 10/20/2048	4.000%	4,766,282	4,562,387
04/20/2046- 07/20/2049	3.500%	13,128,694	12,169,291
11/20/2046- 10/20/2049	3.000%	8,315,943	7,502,902
Government National Mortgage Association(n)
CMO Series 2006-26 Class
06/20/2036	0.000%	12,290	10,198
Government National Mortgage Association(b)
CMO Series 2022-201 Class FB
30-day Average SOFR + 1.250% Floor 1.250%, Cap 6.500% 11/20/2052	5.639%	2,571,171	2,579,384
CMO Series 2024-30 Class AF
30-day Average SOFR + 1.250% Floor 1.250%, Cap 6.500% 02/20/2054	5.639%	1,238,383	1,241,533
CMO Series 2024-97 Class FW
30-day Average SOFR + 1.150% Floor 1.150%, Cap 6.500% 06/20/2054	5.539%	2,062,568	2,066,090

CTIVP® – TCW Core Plus Bond Fund  | 2025

Portfolio of Investments  (continued)
CTIVP® – TCW Core Plus Bond Fund, September 30, 2025 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Government National Mortgage Association TBA(i)
10/20/2055	2.500%	42,125,000	36,260,235
10/20/2055	3.500%	32,350,000	29,490,779
10/20/2055	4.000%	30,950,000	29,096,062
10/20/2055	4.500%	14,975,000	14,519,785
10/20/2055	5.000%	38,575,000	38,367,435
10/20/2055	5.500%	22,450,000	22,617,079
Uniform Mortgage-Backed Security TBA(i)
10/14/2055	2.000%	12,725,000	10,253,351
10/14/2055	2.500%	12,175,000	10,255,485
10/14/2055	3.000%	16,625,000	14,600,094
10/14/2055	3.500%	34,350,000	31,379,453
10/14/2055	4.000%	37,775,000	35,597,742
10/14/2055	4.500%	15,950,000	15,469,233
10/14/2055	5.000%	10,675,000	10,585,940
10/14/2055	5.500%	25,000	25,206
Total Residential Mortgage-Backed Securities - Agency (Cost $1,041,017,521)			1,023,013,321

Residential Mortgage-Backed Securities - Non-Agency 8.9%

Angel Oak Mortgage Trust(a),(c)
CMO Series 2021-6 Class A1
09/25/2066	1.458%	3,735,785	3,196,400
Angel Oak Mortgage Trust(a),(h)
CMO Series 2022-1 Class A1
12/25/2066	2.881%	6,410,474	6,049,702
BCAP LLC Trust(b)
CMO Series 2007-AA1 Class 2A1
1-month Term SOFR + 0.474% Floor 0.360% 03/25/2037	4.632%	3,848,206	3,497,387
Chase Home Lending Mortgage Trust(a),(c)
CMO Series 2025-2 Class A4A
12/25/2055	5.500%	10,370,364	10,432,334
CIM Group(a),(c)
CMO Series 2020-R7 Class A1A
12/27/2061	2.250%	5,278,963	4,802,739
CIM Trust(a),(c)
CMO Series 2019-R4 Class A1
10/25/2059	3.000%	4,599,133	4,332,905
CMO Series 2020-R3 Class A1A
01/26/2060	4.000%	4,557,172	4,479,399
CMO Series 2020-R6 Class A1A
12/25/2060	2.250%	3,542,907	3,253,665
CMO Series 2021-R3 Class A1A
06/25/2057	1.951%	6,447,210	5,976,202
CMO Series 2021-R5 Class A1A
08/25/2061	2.000%	6,524,110	5,796,288
CMO Series 2022-I1 Class A1
02/25/2067	4.350%	4,732,008	4,749,318
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2023-R1 Class A1A
04/25/2062	5.400%	11,487,098	11,493,280
CIM Trust(a),(h)
CMO Series 2025-R1 Class A1
02/25/2099	5.000%	8,404,186	8,343,264
CitiMortgage Alternative Loan Trust
CMO Series 2006-A5 Class 1A12
10/25/2036	6.000%	796,381	690,998
Connecticut Avenue Securities Trust(a),(b)
CMO Series 2022-R01 Class 1M2
30-day Average SOFR + 1.900% 12/25/2041	6.256%	4,386,054	4,447,047
CMO Series 2022-R03 Class 1M2
30-day Average SOFR + 3.500% 03/25/2042	7.856%	5,000,000	5,157,800
Countrywide Alternative Loan Trust(b)
CMO Series 2005-76 Class 1A1
1-year MTA + 1.480% Floor 1.480% 01/25/2036	5.588%	1,842,944	1,733,769
Countrywide Alternative Loan Trust(c)
CMO Series 2006-HY12 Class A5
08/25/2036	4.152%	2,305,227	2,157,680
Credit Suisse First Boston Mortgage-Backed Pass-Through Certificates(c)
CMO Series 2004-AR5 Class 2A1
06/25/2034	5.209%	24,256	24,190
Credit Suisse Mortgage Capital Trust(a),(c)
CMO Series 2021-RP11 Class PT
10/25/2061	3.730%	8,412,733	6,979,286
Cross Mortgage Trust(a),(c)
CMO Series 2024-H7 Class A1
11/25/2069	5.585%	7,193,135	7,257,996
CMO Series 2025-H2 Class A1
03/25/2070	5.356%	3,719,133	3,743,134
CSMC Trust(a),(c)
CMO Series 2018-RPL9 Class A
09/25/2057	3.850%	3,915,066	3,781,932
CMO Series 2022-NQM1 Class A1
11/25/2066	2.265%	9,072,549	8,305,254
CSMCM Trust(a)
CMO Series 2021-RP11 Class CERT
10/27/2061	3.778%	356,611	278,461
CWABS Asset-Backed Certificates Trust(b)
CMO Series 2006-14 Class 2A3
1-month Term SOFR + 0.354% Floor 0.480% 02/25/2037	4.512%	1,112,853	1,087,905
First Horizon Alternative Mortgage Securities Trust(c)
CMO Series 2005-AA10 Class 2A1
12/25/2035	5.359%	676,979	511,463
CTIVP® – TCW Core Plus Bond Fund  | 2025

Portfolio of Investments  (continued)
CTIVP® – TCW Core Plus Bond Fund, September 30, 2025 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2005-AA7 Class 2A1
09/25/2035	5.146%	473,757	419,738
CMO Series 2005-AA8 Class 2A1
10/25/2035	5.070%	1,289,284	712,341
First Horizon Alternative Mortgage Securities Trust
CMO Series 2006-FA8 Class 1A11
02/25/2037	6.000%	745,165	266,397
GMAC Mortgage Loan Trust(c)
CMO Series 2005-AR6 Class 2A1
11/19/2035	3.808%	1,178,077	852,374
GS Mortgage-Backed Securities Trust(a)
CMO Series 2018-RPL1 Class A1A
10/25/2057	3.750%	2,682,043	2,640,946
GSR Mortgage Loan Trust(c)
CMO Series 2005-AR6 Class 4A5
09/25/2035	5.268%	110,254	100,470
HarborView Mortgage Loan Trust(b)
CMO Series 2006-10 Class 1A1A
1-month Term SOFR + 0.314% Floor 0.200% 11/19/2036	4.648%	7,563,634	6,014,735
IndyMac Index Mortgage Loan Trust(b)
CMO Series 2006-AR27 Class 1A3
1-month Term SOFR + 0.654% Floor 0.540%, Cap 10.500% 10/25/2036	4.812%	3,054,104	1,192,572
JPMorgan Mortgage Acquisition Trust(b)
CMO Series 2006-FRE1 Class M1
1-month Term SOFR + 0.699% Floor 0.585% 05/25/2035	4.857%	1,240,375	1,229,837
JPMorgan Mortgage Trust Series(a),(c)
CMO Series 2025-CES1 Class A1
05/25/2055	5.666%	5,886,877	5,929,392
Long Beach Mortgage Loan Trust(b)
CMO Series 2006-10 Class 1A
1-month Term SOFR + 0.414% Floor 0.300% 11/25/2036	4.572%	3,402,585	2,400,647
Merrill Lynch First Franklin Mortgage Loan Trust(b)
CMO Series 2007-2 Class A2C
1-month Term SOFR + 0.594% Floor 0.480% 05/25/2037	4.752%	1,604,135	1,168,888
Merrill Lynch Mortgage-Backed Securities Trust(b)
CMO Series 2007-2 Class 1A1
1-year CMT + 2.400% Floor 2.400% 08/25/2036	6.310%	458,216	393,370
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Morgan Stanley Mortgage Loan Trust(b)
CMO Series 2005-2AR Class A
1-month Term SOFR + 0.374% Floor 0.260%, Cap 11.000% 04/25/2035	4.532%	216,221	215,893
MortgageIT Trust(b)
CMO Series 2005-4 Class A1
1-month Term SOFR + 0.674% Floor 0.560%, Cap 11.500% 10/25/2035	4.832%	461,954	461,812
New Residential Mortgage Loan Trust(a),(h)
CMO Series 2022-NQM4 Class A1
06/25/2062	5.000%	13,799,968	13,749,661
New Residential Mortgage Loan Trust(a),(c)
CMO Series 2024-NQM2 Class A1
09/25/2064	5.117%	6,479,724	6,494,439
OBX Trust(a),(c)
CMO Series 2021-NQM2 Class A1
05/25/2061	1.101%	7,081,481	5,879,713
PRET LLC(a),(h)
CMO Series 2025-NPL6 Class A1
06/25/2055	5.744%	4,131,295	4,141,984
PRKCM Trust(a),(c)
CMO Series 2021-AFC2 Class A1
11/25/2056	2.071%	8,658,311	7,727,728
PRPM LLC(a),(h)
CMO Series 2025-RPL3 Class A1
04/25/2055	3.250%	6,588,144	6,309,686
CMO Series 2025-RPL4 Class A1
05/25/2055	3.000%	7,218,293	6,774,780
RALI Trust(c)
CMO Series 2005-QA8 Class CB21
07/25/2035	5.187%	752,417	380,229
RCKT Mortgage Trust(a),(h)
CMO Series 2024-CES8 Class A1A
11/25/2044	5.490%	8,154,107	8,221,758
CMO Series 2024-CES9 Class A1A
12/25/2044	5.582%	6,944,619	7,018,373
CMO Series 2025-CES6 Class A1B
06/25/2055	5.673%	7,127,409	7,197,660
Saluda Grade Alternative Mortgage Trust(a),(b)
CMO Series 2025-LOC4 Class A1A
30-day Average SOFR + 1.750% 06/25/2055	5.950%	7,911,261	7,924,528
Starwood Mortgage Residential Trust(a),(c)
CMO Series 2021-3 Class A1
06/25/2056	1.127%	4,256,928	3,769,889

CTIVP® – TCW Core Plus Bond Fund  | 2025

Portfolio of Investments  (continued)
CTIVP® – TCW Core Plus Bond Fund, September 30, 2025 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Structured Asset Mortgage Investments II Trust(b)
CMO Series 2006-AR3 Class 12A1
1-month Term SOFR + 0.554% Floor 0.440%, Cap 10.500% 05/25/2036	4.712%	3,920,900	3,229,621
Verus Securitization Trust(a),(h)
CMO Series 2021-7 Class A1
10/25/2066	1.829%	13,118,614	11,981,292
Vista Point Securitization Trust(a),(h)
CMO Series 2024-CES3 Class A1
01/25/2055	5.679%	7,015,715	7,047,588
WaMu Mortgage Pass-Through Certificates Trust(c)
CMO Series 2003-AR10 Class A7
10/25/2033	5.661%	205,349	198,247
CMO Series 2003-AR9 Class 1A6
09/25/2033	5.638%	190,435	189,054
CMO Series 2005-AR4 Class A5
04/25/2035	4.347%	234,200	222,298
CMO Series 2007-HY2 Class 1A1
12/25/2036	4.150%	1,510,759	1,369,997
WaMu Mortgage Pass-Through Certificates Trust(b)
CMO Series 2005-AR15 Class A1A1
1-month Term SOFR + 0.634% Floor 0.520%, Cap 10.500% 11/25/2045	4.792%	1,246,971	1,205,513
CMO Series 2006-AR11 Class 1A
1-year MTA + 0.960% Floor 0.960% 09/25/2046	5.068%	2,534,676	2,146,232
CMO Series 2006-AR4 Class 1A1A
1-year MTA + 0.940% Floor 0.940% 05/25/2046	5.048%	1,706,873	1,609,817
Total Residential Mortgage-Backed Securities - Non-Agency (Cost $266,663,232)			261,349,297

Senior Loans 1.6%
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Aerospace & Defense 0.1%
HDI Aerospace Intermediate Holding III Corp.(b),(o)
Term Loan
3-month Term SOFR + 3.750% 02/11/2032	8.828%	338,300	338,513
TransDigm, Inc.(b),(o)
Tranche J Term Loan
3-month Term SOFR + 2.500% 02/28/2031	6.502%	395,479	395,221
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Tranche K Term Loan
3-month Term SOFR + 2.250% 03/22/2030	6.252%	398,559	398,081
Tranche M Term Loan
3-month Term SOFR + 2.500% 08/19/2032	6.502%	498,639	498,001
Total			1,629,816
Apartment REIT 0.1%
Invitation Homes Operating Partnership LP(b),(o),(p)
Term Loan
1-month Term SOFR + 0.850% 09/09/2028	5.125%	2,810,347	2,803,322
Brokerage/Asset Managers/Exchanges 0.1%
First Eagle Holdings, Inc.(b),(m),(o),(q)
Delayed Draw Term Loan
3-month Term SOFR + 1.750% 08/16/2032	1.750%	30,356	30,031
First Eagle Holdings, Inc.(b),(o)
Term Loan
3-month Term SOFR + 3.500% 08/16/2032	7.711%	177,798	175,894
Jane Street Group LLC(b),(o)
Term Loan
3-month Term SOFR + 2.000% 12/15/2031	6.199%	488,693	484,623
Tacala Investment Corp.(b),(m),(o)
Tranche B Term Loan
3-month Term SOFR + 3.000% 01/31/2031	7.163%	1,119,937	1,123,699
Total			1,814,247
Cable and Satellite 0.1%
Charter Communications Operating LLC(b),(o)
Tranche B5 Term Loan
3-month Term SOFR + 2.250% 12/15/2031	6.541%	541,490	541,219
Virgin Media Bristol LLC(b),(o)
Tranche N Term Loan
1-month Term SOFR + 2.500% 01/31/2028	6.765%	752,993	751,848
Ziggo Financing Partnership(b),(o)
Term Loan
1-month Term SOFR + 2.500% 04/30/2028	6.765%	166,375	165,856
Total			1,458,923
CTIVP® – TCW Core Plus Bond Fund  | 2025

Portfolio of Investments  (continued)
CTIVP® – TCW Core Plus Bond Fund, September 30, 2025 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Chemicals 0.0%
Chemours Co. (The)(b),(o)
Tranche B3 Term Loan
1-month Term SOFR + 3.000% 08/18/2028	7.163%	335,684	334,845
Construction Machinery 0.0%
Oregon Tool Lux LP(b),(o)
Term Loan
3-month Term SOFR + 5.350% 10/15/2029	9.545%	28,463	28,890
Oregon Tool, Inc.(b),(o)
Tranche B2 2nd Lien Term Loan
3-month Term SOFR + 4.000% 10/15/2029	8.447%	519,359	401,984
Total			430,874
Consumer Cyclical Services 0.1%
Arches Buyer, Inc.(b),(o)
Term Loan
1-month Term SOFR + 3.250% Floor 0.500% 12/06/2027	7.513%	261,815	261,937
Bach Finance Ltd.(b),(m),(o)
1st Lien Term Loan
3-month Term SOFR + 2.750% 01/09/2032	6.949%	261,663	262,038
BCPE Empire Holdings, Inc.(b),(o)
1st Lien Term Loan
1-month Term SOFR + 3.250% 12/11/2030	7.413%	460,331	459,396
Cast & Crew LLC(b),(o)
1st Lien Term Loan
1-month Term SOFR + 3.750% Floor 0.500% 12/29/2028	7.913%	144,795	130,339
Delivery Hero SE(b),(o)
Term Loan
3-month Term SOFR + 5.000% Floor 0.500% 12/12/2029	9.226%	591,774	597,692
Ingenovis Health, Inc.(b),(o)
1st Lien Term Loan
3-month Term SOFR + 4.250% Floor 0.750% 03/06/2028	8.710%	166,744	51,691
3-month Term SOFR + 4.250% Floor 0.500% 03/06/2028	8.549%	353,165	109,481
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
TripAdvisor, Inc.(b),(o)
Tranche B Term Loan
1-month Term SOFR + 2.750% 07/08/2031	6.913%	280,501	273,721
TruGreen LP(b),(o)
1st Lien Term Loan
1-month Term SOFR + 4.000% Floor 0.750% 11/02/2027	8.263%	567,698	556,582
Total			2,702,877
Consumer Products 0.0%
Osmosis Buyer Ltd.(b),(o)
Tranche B Term Loan
1-month Term SOFR + 3.000% 07/31/2028	7.280%	184,802	185,133
Diversified Manufacturing 0.0%
Cleanova US Holdings LLC(b),(o)
Term Loan
3-month Term SOFR + 4.750% 06/14/2032	8.808%	182,974	182,060
Pelican Products, Inc.(b),(o)
1st Lien Term Loan
3-month Term SOFR + 4.250% 12/29/2028	8.513%	174,096	147,459
WEC US Holdings Ltd.(b),(o)
Term Loan
1-month Term SOFR + 2.250% 01/27/2031	6.530%	277,902	277,977
Total			607,496
Electric 0.1%
Alpha Generation LLC(b),(o)
Tranche B Term Loan
1-month Term SOFR + 2.000% 09/30/2031	6.163%	617,505	616,270
Calpine Corp.(b),(o)
Term Loan
1-month Term SOFR + 1.750% 01/31/2031	5.913%	883,867	882,824
1-month Term SOFR + 1.750% 02/15/2032	5.913%	682,497	681,684
Cornerstone Generation LLC(b),(o)
Tranche B Term Loan
3-month Term SOFR + 3.250% 08/11/2032	7.476%	158,895	159,888
Edgewater Generation LLC(b),(o)
Term Loan
1-month Term SOFR + 3.000% 08/01/2030	7.163%	150,054	150,241

CTIVP® – TCW Core Plus Bond Fund  | 2025

Portfolio of Investments  (continued)
CTIVP® – TCW Core Plus Bond Fund, September 30, 2025 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
South Field Energy LLC(b),(o)
Tranche B Term Loan
1-month Term SOFR + 3.000% 08/29/2031	7.002%	185,828	185,982
Tranche C Term Loan
1-month Term SOFR + 3.000% 08/29/2031	7.002%	11,950	11,960
Vistra Operations Co. LLC(b),(o)
Term Loan
1-month Term SOFR + 1.750% 12/20/2030	5.913%	403,782	404,102
Total			3,092,951
Finance Companies 0.1%
Avolon Borrower 1 US LLC(b),(o)
Tranche B6 Term Loan
1-month Term SOFR + 1.750% Floor 0.500% 06/22/2030	6.595%	1,579,065	1,579,333
Food and Beverage 0.2%
BCPE North Star US Holdco 2, Inc.(b),(o)
1st Lien Term Loan
1-month Term SOFR + 4.000% Floor 0.750% 06/09/2028	8.278%	390,875	390,226
C&S Wholesale Grocers, Inc.(b),(m),(o)
Tranche B Term Loan
3-month Term SOFR + 5.000% 08/06/2030	9.003%	643,021	626,946
Celsius, Inc.(b),(o)
Term Loan
3-month Term SOFR + 3.000% 04/01/2032	7.291%	371,282	371,631
Naked Juice LLC(b),(o)
Term Loan
3-month Term SOFR + 5.500% Floor 1.000% 01/24/2029	9.502%	1,750,258	1,759,009
3-month Term SOFR + 3.250% 01/24/2029	7.352%	850,386	639,312
3-month Term SOFR + 1.000% 01/24/2030	5.102%	75,396	30,661
United Natural Foods, Inc.(b),(o)
Term Loan
1-month Term SOFR + 4.750% 05/01/2031	8.913%	396,262	397,336
Total			4,215,121
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Gaming 0.1%
DraftKings, Inc.(b),(o)
Tranche B Term Loan
1-month Term SOFR + 1.750% 03/04/2032	6.005%	339,634	338,999
Flutter Entertainment PLC(b),(o)
Tranche B Term Loan
3-month Term SOFR + 2.000% 06/04/2032	6.002%	421,841	421,023
Voyager Parent LLC(b),(o)
Tranche B 1st Lien Term Loan
3-month Term SOFR + 4.750% 07/01/2032	8.752%	554,857	555,616
Total			1,315,638
Health Care 0.1%
ADMI Corp.(b),(m),(o)
Term Loan
1-month Term SOFR + 3.375% Floor 0.500% 12/23/2027	7.653%	276,856	260,475
Bausch & Lomb Corp. (b),(o)
Term Loan
1-month Term SOFR + 4.000% Floor 0.500% 09/29/2028	8.166%	154,245	154,052
Cotiviti, Inc.(b),(o)
Term Loan
1-month Term SOFR + 2.750% 03/26/2032	7.030%	197,786	193,994
CPI Buyer LLC(b),(o)
Term Loan
3-month Term SOFR + 4.000% 05/27/2032	8.291%	271,101	267,035
Element Materials Technology Group US Holdings, Inc./EM Midco 2 LLC(b),(o)
Tranche B 1st Lien Term Loan
3-month Term SOFR + 3.675% Floor 0.500% 07/06/2029	7.677%	259,429	260,806
Heartland Dental LLC(b),(o)
Term Loan
1-month Term SOFR + 3.750% 08/25/2032	7.913%	498,877	497,760
Iqvia, Inc.(b),(o)
Tranche B5 Term Loan
3-month Term SOFR + 1.750% 01/02/2031	5.752%	533,181	535,447
ModivCare, Inc.(b),(o),(r)
Debtor in Posession Term Loan
1-month Term SOFR + 7.000% 02/22/2026	11.135%	253,021	245,430
CTIVP® – TCW Core Plus Bond Fund  | 2025

Portfolio of Investments  (continued)
CTIVP® – TCW Core Plus Bond Fund, September 30, 2025 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
ModivCare, Inc.(b),(o)
Term Loan
3-month Term SOFR + 9.500% 01/12/2026	13.779%	475,086	201,911
3-month Term SOFR + 8.750% 07/01/2031	12.752%	1,331,058	598,976
Star Parent, Inc.(b),(o)
Tranche B Term Loan
3-month Term SOFR + 4.000% 09/27/2030	8.002%	121,635	121,584
Total			3,337,470
Healthcare REIT 0.1%
Healthpeak OP LLC(b),(o),(p)
Tranche A1 Term Loan
1-month Term SOFR + 0.840% 02/22/2027	5.103%	980,641	968,384
Tranche A2 Term Loan
1-month Term SOFR + 0.840% 08/20/2027	5.103%	980,642	968,384
Tranche A3 Term Loan
3-month Term SOFR + 0.850% 03/01/2029	5.080%	1,979,146	1,929,667
Total			3,866,435
Home Construction 0.0%
Kelso Industries LLC(b),(m),(o),(q)
Delayed Draw Term Loan
3-month Term SOFR + 5.750% 12/30/2029	5.750%	36,178	36,178
Kelso Industries LLC(b),(o)
Term Loan
1-month Term SOFR + 5.750% 12/30/2029	9.913%	327,909	327,909
Total			364,087
Leisure 0.0%
EOC Borrower LLC(b),(o)
Tranche A Term Loan
1-month Term SOFR + 3.750% 03/24/2028	7.913%	546,563	545,879
Showtime Acquisition LLC(b),(o),(p)
Term Loan
3-month Term SOFR + 4.750% 08/16/2031	8.945%	508,121	508,757
Total			1,054,636
Lodging 0.1%
Hilton Domestic Operating Co., Inc.(b),(o)
Tranche B4 Term Loan
1-month Term SOFR + 1.750% 11/08/2030	5.908%	1,703,854	1,704,945
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Media and Entertainment 0.1%
ABG Intermediate Holdings 2 LLC(b),(o)
1st Lien Term Loan
1-month Term SOFR + 2.250% 12/21/2028	6.413%	94,786	94,534
Magnite, Inc.(b),(o)
Term Loan
1-month Term SOFR + 3.000% 02/06/2031	7.163%	414,436	414,611
MH Sub I LLC/Micro Holding Corp.(b),(o)
1st Lien Term Loan
3-month Term SOFR + 4.250% Floor 0.500% 05/03/2028	8.252%	128,310	123,231
1-month Term SOFR + 4.250% 12/31/2031	8.413%	497,460	457,042
1st Lien Term Loan
3-month Term SOFR + 4.250% Floor 0.500% 05/03/2028	8.252%	182,760	175,526
Plano Holdco, Inc.(b),(o)
Term Loan
3-month Term SOFR + 3.500% 10/02/2031	7.502%	104,475	101,863
Red Ventures LLC/New Imagitas, Inc.(b),(o)
Tranche B5 1st Lien Term Loan
1-month Term SOFR + 2.750% 03/04/2030	6.913%	343,116	322,673
Research Now Group LLC(b),(o)
Term Loan
3-month Term SOFR + 5.000% 07/15/2028	9.456%	107,566	107,073
StubHub Holdco Sub LLC(b),(o)
Tranche B Term Loan
1-month Term SOFR + 4.750% 03/15/2030	8.913%	104,576	103,486
X Corp.(b),(o)
Tranche B1 1st Lien Term Loan
3-month Term SOFR + 6.500% 10/26/2029	10.958%	468,543	459,238
Tranche B3 1st Lien Term Loan
6-month Term SOFR + 9.500% 10/26/2029	9.500%	182,646	183,077
Total			2,542,354
Oil Field Services 0.0%
Hunterstown Generation LLC(b),(o)
Term Loan
3-month Term SOFR + 3.500% Floor 1.000% 11/06/2031	7.593%	182,146	182,336

CTIVP® – TCW Core Plus Bond Fund  | 2025

Portfolio of Investments  (continued)
CTIVP® – TCW Core Plus Bond Fund, September 30, 2025 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Other Financial Institutions 0.0%
Opal Bidco SAS(b),(o)
Tranche B2 Term Loan
3-month Term SOFR + 3.250% 04/28/2032	7.252%	587,481	588,656
Other Industry 0.0%
Artera Services LLC(b),(o)
Tranche C 1st Lien Term Loan
3-month Term SOFR + 4.500% 02/15/2031	8.502%	338,782	301,780
Potomac Energy Center LLC(b),(o)
Term Loan
3-month Term SOFR + 3.000% 08/05/2032	7.321%	184,254	184,830
Ryan LLC(b),(o)
Term Loan
1-month Term SOFR + 3.500% 11/14/2030	7.663%	197,508	197,755
Technimark Holdings LLC(b),(o)
1st Lien Term Loan
1-month Term SOFR + 3.250% Floor 0.500% 04/14/2031	7.385%	244,197	243,892
Total			928,257
Paper 0.0%
Mativ Holdings, Inc.(b),(o),(p)
Delayed Draw Term Loan
1-month Term SOFR + 2.500% 05/06/2027	6.763%	172,023	170,303
Pharmaceuticals 0.1%
Elanco Animal Health, Inc.(b),(o)
Term Loan
1-month Term SOFR + 1.750% 08/01/2027	6.130%	1,417,239	1,415,353
Jazz Pharmaceuticals, Inc.(b),(o)
Tranche B2 Term Loan
1-month Term SOFR + 2.250% Floor 0.500% 05/05/2028	6.413%	334,446	334,607
Total			1,749,960
Property & Casualty 0.0%
AmWINS Group, Inc.(b),(o)
Term Loan
3-month Term SOFR + 2.250% 01/30/2032	6.252%	352,060	351,828
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Restaurants 0.0%
1011778 BC ULC(b),(o)
Tranche B6 Term Loan
1-month Term SOFR + 1.750% 09/20/2030	5.913%	353,116	351,643
Dave & Buster’s, Inc.(b),(o)
Tranche B Term Loan
3-month Term SOFR + 3.250% 11/01/2031	7.563%	387,249	356,633
KFC Holding Co./Yum! Brands(b),(o)
Tranche B Term Loan
1-month Term SOFR + 1.750% 03/15/2028	6.000%	390,956	391,813
Total			1,100,089
Retailers 0.0%
Great Outdoors Group LLC(b),(o)
Tranche B3 Term Loan
1-month Term SOFR + 3.250% Floor 0.750% 01/23/2032	7.413%	317,699	317,302
Technology 0.1%
Barracuda Parent LLC(b),(o)
1st Lien Term Loan
3-month Term SOFR + 4.500% Floor 0.500% 08/15/2029	8.808%	197,806	165,144
Boost Newco Borrower LLC(b),(o)
Tranche B2 Term Loan
3-month Term SOFR + 2.000% 01/31/2031	6.002%	438,532	438,716
Castle US Holding Corp.(b),(o)
Term Loan
3-month Term SOFR + 1.000% 04/29/2030	9.205%	26,832	27,052
Tranche B1 Term Loan
3-month Term SOFR + 4.250% 05/31/2030	8.717%	178,163	81,955
DTI Holdco, Inc.(b),(o)
1st Lien Term Loan
1-month Term SOFR + 4.000% 04/26/2029	8.163%	233,950	207,486
EagleView Technology Corp.(b),(o)
1st Lien Term Loan
3-month Term SOFR + 5.500% 08/14/2028	9.502%	810,319	794,623
Genesys Cloud Services Holdings I LLC(b),(o)
Term Loan
1-month Term SOFR + 2.500% 01/30/2032	6.663%	252,377	250,537
CTIVP® – TCW Core Plus Bond Fund  | 2025

Portfolio of Investments  (continued)
CTIVP® – TCW Core Plus Bond Fund, September 30, 2025 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
McAfee Corp.(b),(o)
Tranche B1 Term Loan
1-month Term SOFR + 3.000% 03/01/2029	7.223%	92,321	88,023
Modena Buyer LLC(b),(o)
Term Loan
3-month Term SOFR + 4.500% 07/01/2031	8.808%	110,961	109,455
Neon Maple Purchaser, Inc.(b),(o)
Tranche B1 Term Loan
1-month Term SOFR + 2.750% 11/17/2031	6.913%	248,752	248,630
Peraton Corp.(b),(o)
Tranche B 1st Lien Term Loan
1-month Term SOFR + 3.750% Floor 0.750% 02/01/2028	8.013%	497,598	418,793
Renaissance Holding Corp.(b),(o)
1st Lien Term Loan
1-month Term SOFR + 4.000% Floor 0.500% 04/05/2030	8.163%	607,954	524,993
Xerox Corp.(b),(o)
1st Lien Term Loan
3-month Term SOFR + 4.000% Floor 0.500% 11/19/2029	8.098%	493,848	457,427
Total			3,812,834
Wirelines 0.0%
Frontier Communications Holdings LLC(b),(o)
Term Loan
1-month Term SOFR + 2.500% 07/01/2031	6.650%	165,873	165,596
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Zayo Group Holdings, Inc.(b),(o)
1st Lien Term Loan
1-month Term SOFR + 3.500% 03/11/2030	7.773%	657,283	652,069
Total			817,665
Total Senior Loans (Cost $46,226,964)			45,059,733

U.S. Treasury Obligations 26.6%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
U.S. Treasury
09/30/2027	3.500%	166,304,000	165,953,202
09/30/2030	3.625%	204,204,000	203,167,027
09/30/2032	3.750%	85,900,000	85,618,141
08/15/2035	4.250%	67,835,000	68,386,159
08/15/2045	4.875%	80,875,000	82,682,051
08/15/2055	4.750%	172,672,000	173,292,540
Total U.S. Treasury Obligations (Cost $775,121,518)			779,099,120

Money Market Funds 11.1%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 4.265%(s),(t)	325,904,149	325,806,378
Total Money Market Funds (Cost $325,743,731)		325,806,378
Total Investments in Securities (Cost: $3,232,334,806)		3,211,412,897
Other Assets & Liabilities, Net		(283,236,312)
Net Assets		2,928,176,585
At September 30, 2025, securities and/or cash totaling $9,604,187 were pledged as collateral.
Investments in derivatives
Forward foreign currency exchange contracts
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
20,288 AUD	13,414 USD	Citi	10/10/2025	—	(13)
197,572 GBP	267,901 USD	Citi	10/10/2025	2,175	—
15,838,663 AUD	10,543,529 USD	Goldman Sachs	10/10/2025	61,819	—
10,651,690 AUD	7,008,993 USD	Goldman Sachs	10/10/2025	—	(40,083)
69,953,701 EUR	82,456,162 USD	Goldman Sachs	10/10/2025	284,301	—
1,206,838 EUR	1,409,996 USD	Goldman Sachs	10/10/2025	—	(7,629)
2,833,858 GBP	3,825,704 USD	Goldman Sachs	10/10/2025	14,268	—
3,041,365 GBP	4,047,458 USD	Goldman Sachs	10/10/2025	—	(43,069)
13,390 USD	20,288 AUD	Goldman Sachs	10/10/2025	36	—

CTIVP® – TCW Core Plus Bond Fund  | 2025

Portfolio of Investments  (continued)
CTIVP® – TCW Core Plus Bond Fund, September 30, 2025 (Unaudited)
Forward foreign currency exchange contracts (continued)
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
19,442,031 USD	16,588,396 EUR	Goldman Sachs	10/10/2025	43,705	—
8,643,765 USD	7,342,902 EUR	Goldman Sachs	10/10/2025	—	(18,347)
Total				406,304	(109,141)

Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Long Bond	20	12/2025	USD	2,331,875	53,282	—
U.S. Treasury 2-Year Note	1,328	12/2025	USD	276,753,126	154,540	—
U.S. Treasury 2-Year Note	1,038	12/2025	USD	216,317,579	—	(13,122)
U.S. Treasury 5-Year Note	2,488	12/2025	USD	271,677,939	82,106	—
U.S. Treasury 5-Year Note	183	12/2025	USD	19,982,742	—	(13,173)
U.S. Treasury Ultra 10-Year Note	138	12/2025	USD	15,880,781	74,255	—
U.S. Treasury Ultra Bond	176	12/2025	USD	21,131,000	593,644	—
Total					957,827	(26,295)

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
Australian 10-Year Bond	(293)	12/2025	AUD	(33,212,033)	68,859	—
Australian 3-Year Bond	(24)	12/2025	AUD	(2,564,177)	6,255	—
Euro-Bobl	(130)	12/2025	EUR	(15,315,300)	—	(19,505)
Euro-Bund	(12)	12/2025	EUR	(1,542,840)	2,311	—
Euro-Bund	(162)	12/2025	EUR	(20,828,340)	—	(103,580)
Euro-Buxl 30-Year	(27)	12/2025	EUR	(3,090,960)	—	(45,250)
Euro-Schatz	(19)	12/2025	EUR	(2,032,620)	1,986	—
Long Gilt	(12)	12/2025	GBP	(1,090,080)	—	(1,925)
Total					79,411	(170,260)
Notes to Portfolio of Investments
(a)
Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At September 30, 2025, the total value of these securities amounted to $620,885,714, which represents 21.20% of total net assets.

(b)	Variable rate security. The interest rate shown was the current rate as of September 30, 2025.
(c)
Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of September 30, 2025.

(d)	Represents interest only securities which have the right to receive the monthly interest payments on an underlying pool of mortgage loans.
(e)	Principal amounts are denominated in United States Dollars unless otherwise noted.
(f)	Zero coupon bond.
(g)	Perpetual security with no specified maturity date.
(h)
Represents a variable rate security with a step coupon where the rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The interest rate shown was the current rate as of September 30, 2025.

(i)	Represents a security purchased on a when-issued basis.
(j)	Payment-in-kind security. Interest can be paid by issuing additional par of the security or in cash.
(k)	Represents a security in default.
(l)	Principal and interest may not be guaranteed by a governmental entity.
(m)	Represents a security purchased on a forward commitment basis.
(n)	Represents principal only securities which have the right to receive the principal portion only on an underlying pool of mortgage loans.
CTIVP® – TCW Core Plus Bond Fund  | 2025

Portfolio of Investments  (continued)
CTIVP® – TCW Core Plus Bond Fund, September 30, 2025 (Unaudited)
Notes to Portfolio of Investments (continued)
(o)
The stated interest rate represents the weighted average interest rate at September 30, 2025 of contracts within the senior loan facility. Interest rates on contracts are primarily determined either weekly, monthly or quarterly by reference to the indicated base lending rate and spread and the reset period. Base lending rates may be subject to a floor or minimum rate. The interest rate for senior loans purchased on a when-issued or delayed delivery basis will be determined upon settlement, therefore no interest rate is disclosed. Senior loans often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay cannot be predicted with accuracy. As a result, remaining maturities of senior loans may be less than the stated maturities. Generally, the Fund is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.

(p)	Valuation based on significant unobservable inputs.
(q)
At September 30, 2025, the Fund had unfunded senior loan commitments pursuant to the terms of the loan agreement. The Fund receives a stated coupon rate until the borrower draws on the loan commitment, at which time the rate will become the stated rate in the loan agreement.

Borrower	Unfunded Commitment ($)
First Eagle Holdings, Inc. Delayed Draw Term Loan 08/16/2032 1.750%	30,356
Kelso Industries LLC Delayed Draw Term Loan 12/30/2029 5.750%	36,178

(r)	The borrower filed for protection under Chapter 11 of the U.S. Federal Bankruptcy Code.
(s)	The rate shown is the seven-day current annualized yield at September 30, 2025.
(t)
Under the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended September 30, 2025 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 4.265%
	553,500,029	3,465,106,818	(3,692,858,636)	58,167	325,806,378	(39,352)	15,510,742	325,904,149
Abbreviation Legend
CMO	Collateralized Mortgage Obligation
CMT	Constant Maturity Treasury
MTA	Monthly Treasury Average
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced
Currency Legend
AUD	Australian Dollar
EUR	Euro
GBP	British Pound
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements included within the most recent financial statements and additional information.

CTIVP® – TCW Core Plus Bond Fund  | 2025

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3QT7037_12_D01_(11/25)